N-4	Dec. 30, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Variable Annuity-8 Series Account (of Great-West Life & Annuity Insurance Co of New York)
Entity Central Index Key	0001639553
Entity Investment Company Type	N-4
Document Period End Date	Dec. 30, 2022
Amendment Flag	false
Great-West SecureFoundation; II Variable Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals	The Contract does not impose any charge for early withdrawal.
Transaction Charges	The Contract does not impose any transaction charges.	Excess Withdrawals During the Accumulation Phase; Excess Withdrawals During the Withdrawal Phase
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year. The fees and expenses don’t reflect advisory fees that are paid to investment advisers from GLWB Participant
Account Value. If such charges were reflected, such fees and expenses would be higher.
				Fee Tables; Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.70%	2.60%
	Investment options (Fund fees and expenses)[2]	0.27%	0.27%
	1 As a percentage of average GLWB Participant Account Value. [2] As a percentage of Covered Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $867	Highest Annual Cost: $1,912
Assumes: Investment of $100,000 •5% annual appreciation •Fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees	Assumes: Investment of $100,000 •5% annual appreciation •Fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	The Contract does not impose any charge for early withdrawal.

Transaction Charges [Text Block]
Transaction Charges	The Contract does not impose any transaction charges.	Excess Withdrawals During the Accumulation Phase; Excess Withdrawals During the Withdrawal Phase

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year. The fees and expenses don’t reflect advisory fees that are paid to investment advisers from GLWB Participant
Account Value. If such charges were reflected, such fees and expenses would be higher.
				Fee Tables; Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.70%	2.60%
	Investment options (Fund fees and expenses)[2]	0.27%	0.27%
	1 As a percentage of average GLWB Participant Account Value. [2] As a percentage of Covered Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $867	Highest Annual Cost: $1,912
Assumes: Investment of $100,000 •5% annual appreciation •Fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees	Assumes: Investment of $100,000 •5% annual appreciation •Fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.70%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	2.60%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average GLWB Participant Account Value.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.27%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.27%
Investment Options Footnotes [Text Block]	2 As a percentage of Covered Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $867	Highest Annual Cost: $1,912
Assumes: Investment of $100,000 •5% annual appreciation •Fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees	Assumes: Investment of $100,000 •5% annual appreciation •Fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees

Lowest Annual Cost [Dollars]	$ 867
Highest Annual Cost [Dollars]	$ 1,912
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees and expenses that you, as a GLWB Participant, will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or GLWB Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce only your GLWB Participant Account Value, both your GLWB Participant Account Value and your GLWB Benefit Base, and/or could have tax consequences. See the Section “Managed Account Service and other Financial Adviser Fees” and “Plan Fees and Charges” under “Charges and Deductions” later in this Prospectus.The first table describes the fees and expenses that you will pay at the time you elect to participate in the Contract, surrender or make withdrawals from your GLWB Participant Account Value or transfer Participant Account Value from the Covered Fund. State Premium Tax may also be deducted.GLWB Participant Transaction Expenses
Sales Load imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (as a percentage of purchase payments or amount surrendered)	None
Transfer Fee	None
The next table describes the fees that you will pay each year during the time that you are a GLWB Participant under the Contract (not including Covered Fund fees and expenses).Annual Contract Expenses
	Maximum Fee	Current Fee
Administrative Expenses[1]	$100.00	$0.00
Base Contract Expenses (as a percentage of average GLWB Participant Account Value)[2]	2.60%	0.90%
[1] Currently, there is no annual Contract Maintenance Charge. However, we reserve the right to impose a Contract Maintenance Charge up to the maximum amount stated.[2] Base Contract Expenses include the Variable Asset Charge, Contract Maintenance Charge and Guarantee Benefit Fee. We reserve the right to collect a Variable Asset Charge at an annual rate of no more than 1% of the average GLWB Participant Account Value, which would be deducted on a daily basis. But currently no Variable Asset Charge applies. The Guarantee Benefit Fee, which may range from a minimum of 0.70% to a maximum of 1.50% is assessed separately on each Covered Fund in which you invest after the Benefit Base is established with respect to the Covered Fund.The next item shows the minimum and maximum total operating expenses charged by the Covered Fund as of December 31, 2022 that you may pay periodically during the time that you participate in the Contract. A complete list of the Covered Fund(s) available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Covered Fund Available Under the Contract.
Annual Covered Fund Operating Expenses	Minimum %	Maximum %
Expenses that are deducted from Covered Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.27	0.27

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee (of Other Amount), Current [Percent]	0.00%
Administrative Expense, Maximum [Dollars]	$ 100.00
Administrative Expense, Current [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	Currently, there is no annual Contract Maintenance Charge. However, we reserve the right to impose a Contract Maintenance Charge up to the maximum amount stated.
Base Contract Expense (of Average Account Value), Maximum [Percent]	2.60%
Base Contract Expense (of Average Account Value), Current [Percent]	0.90%
Base Contract Expense, Footnotes [Text Block]	Base Contract Expenses include the Variable Asset Charge, Contract Maintenance Charge and Guarantee Benefit Fee. We reserve the right to collect a Variable Asset Charge at an annual rate of no more than 1% of the average GLWB Participant Account Value, which would be deducted on a daily basis. But currently no Variable Asset Charge applies. The Guarantee Benefit Fee, which may range from a minimum of 0.70% to a maximum of 1.50% is assessed separately on each Covered Fund in which you invest after the Benefit Base is established with respect to the Covered Fund.
Annual Portfolio Company Expenses [Table Text Block]
Annual Covered Fund Operating Expenses	Minimum %	Maximum %
Expenses that are deducted from Covered Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.27	0.27

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Covered Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.27%
Portfolio Company Expenses Maximum [Percent]	0.27%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,221.00
Surrender Expense, 3 Years, Maximum [Dollars]	6,839.00
Surrender Expense, 5 Years, Maximum [Dollars]	11,702.00
Surrender Expense, 10 Years, Maximum [Dollars]	25,025.00
Annuitized Expense, 1 Year, Maximum [Dollars]	2,221.00
Annuitized Expense, 3 Years, Maximum [Dollars]	6,839.00
Annuitized Expense, 5 Years, Maximum [Dollars]	11,702.00
Annuitized Expense, 10 Years, Maximum [Dollars]	25,025.00
No Surrender Expense, 1 Year, Maximum [Dollars]	2,221.00
No Surrender Expense, 3 Years, Maximum [Dollars]	6,839.00
No Surrender Expense, 5 Years, Maximum [Dollars]	11,702.00
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 25,025.00
Great-West SecureFoundation; II Variable Annuity | GuaranteedLifetimeWithdrawalBenefitMember
Prospectus:
Operation of Benefit [Text Block]	The Guarantee Benefit FeeIn exchange for the GLWB, we charge a separate annual fee (called a Guarantee Benefit Fee), which is calculated as a specified percentage of the Covered Fund Value (up to $5 million) at the time the Guarantee Benefit Fee is calculated. The fee is deducted from your GLWB Participant Account Value by redeeming Accumulation Units in the Variable Accounts. The guaranteed maximum or minimum Guarantee Benefit Fees we can charge are:•The maximum Guarantee Benefit Fee, as a percentage of a GLWB Participant’s Covered Fund Value, on an annual basis, is 1.50%;•The minimum Guarantee Benefit Fee, as a percentage of a GLWB Participant’s Covered Fund Value, on an annual basis, is 0.70%;•The current Guarantee Benefit Fee, as a percentage of a GLWB Participant’s Covered Fund Value, on an annual basis, is 0.90%.You will pay the Guarantee Benefit Fee for the Covered Fund after the GLWB begins to accrue with respect to the Covered Fund. For the Empower SecureFoundation® Balanced Fund (the “Balanced Fund”), we begin to charge the Guarantee Benefit Fee on your Election Date (when you allocate GLWB Participant Account Value to the Variable Account that invests in the fund).Guarantee Benefit FeeThe Contract assesses a Guarantee Benefit Fee at an annualized rate of no more than 1.50% of Covered Fund Value. The Guarantee Benefit Fee compensates Empower for the guarantees provided by the GLWB. It is calculated as a specified percentage of the Covered Fund Value (up to $5 million) and is deducted monthly from your GLWB Participant Account Value by redeeming Accumulation Units in the Variable Accounts. The fee may vary from 0.70% to no more than 1.50% of Covered Fund Value depending on our assessment of a number of factors, including interest rates, volatility, investment returns, mortality and lapse rates. Currently, the fee is 0.90% of Covered Fund Value.The Guarantee Benefit Fee may be lower than the maximum rate if the risks and expenses associated with the GLWB are lower. We will determine whether a lower Guarantee Benefit Fee is available based on the same factors that we use with respect to the Variable Asset Charge.We may increase the Guarantee Benefit Fee up to the maximum rate stated in this Prospectus at any time. Any increase in the rate of the Guarantee Benefit Fee up to the maximum rate may apply prospectively, either to all assets held in the Contract or only to Contributions made after the increase, as we designate.